                                   SUPPLEMENT
                               DATED MARCH 2, 2007
         TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION (THE "SAI")
   FOR THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.
                               DATED MARCH 1, 2007

THE HARTFORD FOCUS FUND


1. Effective March 30, 2007, Francis J. Boggan will assume portfolio management responsibilities for The Hartford Focus Fund (the "Fund"). Steven T. Irons and Peter I. Higgins will no longer serve as portfolio managers of the Fund. The Fund's investment strategy will be modified to invest in a diversified portfolio of large capitalization companies. In addition, the Fund's name will be changed to THE HARTFORD FUNDAMENTAL GROWTH FUND.

Accordingly, effective March 30, 2007, the following changes are being made to the SAI:

         (a) On the front cover of the SAI, the name of The Hartford Focus Fund is changed to "The Hartford Fundamental Growth Fund" and conforming changes are made throughout the SAI.

         (b) Under the heading "General Information," on page 5 of the SAI, the references in the first full paragraph to the Focus Fund are deleted. In addition, under the heading "Non-Fundamental Tax Restrictions of the Funds," on page 9, the references to the Hartford Focus Fund in the first and second paragraphs are deleted.

         (c) Under the heading "Portfolio Managers - Other Accounts Managed by Wellington Management Portfolio Managers," on page 124 of the SAI, the following footnote is added at the end of the first paragraph:

                  Francis J. Boggan will assume portfolio management responsibilities for the Focus Fund on March 30, 2007 and Steven T. Irons and Peter I. Higgins will no longer serve as portfolio mangers of the Focus Fund. The tables below do not reflect this change.

         (d) Under the heading "Portfolio Managers - Compensation of Wellington Management Portfolio Managers" on page 131 of the SAI, in the table listing the Benchmark(s)/Peer Groups for Incentive Period for the Fund, the S&P 500 Index and the Lipper MF Large Cap Core Average are deleted and replaced with the Russell 1000 Growth Index and Lipper Large Cap Growth Average.

         (e) Under the heading "Compensation of Wellington Management Portfolio Managers" on page 129 of the SAI, Francis J. Boggan is added to the list of Partners of Wellington Management.

         (f) Under the heading "Portfolio Managers - Equity Securities Beneficially Owned by Wellington Management Portfolio Managers" on page 134, the following line item is added to the chart directly after the line item pertaining to Jean-Marc Berteaux:


                                                                 DOLLAR RANGE OF
                                                                 EQUITY SECURITIES
         PORTFOLIO MANAGER        FUND(s) SUB-ADVISED/MANAGED    BENEFICIALLY OWNED
         -----------------        ---------------------------    ------------------
         Francis J. Boggan(1)    Fundamental Growth Fund         None


         g) The following footnote is added at the end of the table on page 135:

                  (1)Francis J. Boggan was named portfolio manager for Hartford Fundamental Growth Fund as of March 30, 2007, replacing Peter
                  I. Higgins and Steven T. Irons. The information provided in the table above is current as of October 31, 2006.

         (h) Under the heading "Portfolio Managers - Equity Securities Beneficially Owned by Wellington Management Portfolio Managers," on page 134 the disclosure in the chart relating to Steven Irons and Peter

         Higgins  is revised as follows:


                                                                    DOLLAR RANGE OF
                                                                    EQUITY SECURITIES
         PORTFOLIO MANAGER       FUND(s) SUB-ADVISED/MANAGED        BENEFICIALLY OWNED
         -----------------       ---------------------------        ------------------
         Peter I. Higgins(1)     Advisers Fund                      None
                                 Stock Fund                         None

         Steven T. Irons(1)      Advisers Fund                      None
                                 Stock Fund                         None


2.       (a)      Effective March 30, 2007, the Fund's investment manager,
         Hartford Investment Financial Services, LLC ("HIFSCO"), has permanently reduced the management fees for the Fund. Accordingly, effective March 30, 2007, under the heading "Investment Management Fees" on page 100, the reference to the Fund is deleted and the following fee schedule is inserted directly after High Yield Fund.

         Average Daily Net Assets                     Annual Rate
         ------------------------                     -----------
         First $500 million                               0.85%
         Next $500 million                                0.80%
         Amount Over $1 billion                           0.75%

         (b) In addition, HIFSCO has voluntarily agreed to limit the expenses of the Fund by reimbursing the Funds when the total fund operating expenses of each class of the Fund exceeds the following percentage:

                                   CLASSES
         CLASS A                   B&C                         CLASS Y
         -------                   -------                     -------
         1.45%                     2.20%                       1.05%


THE HARTFORD SELECT SMALLCAP VALUE FUND


Effective February 15, 2007, Samir Sikka has joined Gary W. Lisenbee as lead strategists for The Hartford Select SmallCap Value Fund. Accordingly:

(a) Under the heading "Portfolio Managers, Other Accounts Managed by Metropolitan West Capital Management, LLC Portfolio Managers," on page 138, the following line item is added directly after the line item pertaining to Gary W.
Lisenbee:

                             REGISTERED
                             INVESTMENT
                               COMPANY        ASSETS       POOLED                               OTHER
PORTFOLIO MANAGER             ACCOUNTS        MANAGED     ACCOUNTS       ASSETS MANAGED       ACCOUNTS       ASSETS MANAGED*
-------------------          ----------       -------     --------       --------------       --------       ---------------
Samir Sikka(1)                 4                590         7              95                   15             33


(1) Mr. Sikka joined Gary W. Lisenbee as lead strategists for The Hartford Select SmallCap Value Fund in February 2007. Therefore the information presented in the table above is current as of October 31, 2006.

(b) Under the heading "Portfolio Managers, Equity Securities Beneficially Owned by MetWest Portfolio Managers" on page 138, the information listed is deleted and replaced with the following:

As of October 31, 2006, the dollar ranges of equity securities beneficially owned by MetWest managers in the Select SmallCap Value Fund are as follows

                                                                   Dollar Range of Equity Securities
Name                          Fund Sub-Advised/Managed             Beneficially Owned in Each Fund Managed
-------------------------     -------------------------------      ---------------------------------------
Gary W. Lisenbee              Select SmallCap Value Fund           None
Samir Sikka                   Select SmallCap Value Fund           None


      THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR STATEMENT OF ADDITIONAL
                       INFORMATION FOR FUTURE REFERENCE.